UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Raffles Associates, L.P.
Address    One Penn Plaza, Suite 1628  New York, NY  10119



Form 13F File Number:    028-12413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Paul H. O'Leary
Title   President of General Partner
Phone   212 760 2322

Signature, Place, and Date of Signing:

/s/ Paul H. O'Leary       New York, NY       8/12/2012
-------------------       -------------       ---------
[Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      71
Form 13F Information Table Value Total:      112,306   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
AIRCASTLE LTD                   COM             G0129K104     1112     92300                                     0 0        0
AERCAP HOLDINGS NV              SHS             N00985106     3471    307700                                       0        0
ADVANTAGE OIL & GAS LTD         COM             00765F101     1180    400000                                       0        0
ALEXCO RESOURCE CORP            COM             01535P106     5315   1203671                                       0        0
ALLIANCE BANCORP INC PA NEW     COM             01890A108      247     20000                                       0        0
AMERICAN INDEPENDENCE CORP      COM NEW         026760405     1690    337929                                       0        0
AMERICAN INTL GROUP INC         *W EXP 01/19/20 026874156     2062    200000                                       0        0
AMERICAN RAILCAR INDS INC       COM             02916P103      678     25000                                       0        0
APPLE INC                       COM             037833100     1149     25000                                       0        0
ARLINGTON ASSET INVT CORP       CL A NEW        041356205     2226    102527                                       0        0
AVALON HLDGS CORP               CL A            05343P109      625    171369                                       0        0
BCSB BANCORP INC                COM             055367106      479     35000                                       0        0
BANRO CORP                      COM             066800103      861    234800                                       0        0
CIFC CORP                       COM             12547R105     1705    231324                                       0        0
CHEVIOT FINL CORP NEW           COM             16677X105      599     70000                                       0        0
COMMAND SEC CORP                COM             20050L100       51     50000                                       0        0
CROSSROADS SYS INC              COM NEW         22765D209       57     13215                                       0        0
DIGITALGLOBE INC                COM NEW         25389M877     2365    156000                                       0        0
ELDORADO GOLD CORP NEW          COM             284902103     7561    613385                                       0        0
FARMERS NATL BANC CORP          COM             309627107      252     40491                                       0        0
FIDELITY BANCORP INC            COM             315831107      434     41687                                       0        0
FIRST PACTRUST BANCORP INC      COM             33589V101      206     17364                                       0        0
FLY LEASING LTD                 SPONSORED ADR   34407D109      591     48506                                       0        0
FOREST OIL CORP                 COM PAR $0.01   346091705      440     60000                                       0        0
GASTAR EXPL LTD                 COM NEW         367299203     1147    594404                                       0        0
GLOBECOMM SYSTEMS INC           COM             37956X103      721     71141                                       0        0
HF FINL CORP                    COM             404172108     2075    170900                                       0        0
HARVEST NATURAL RESOURCES IN    COM             41754V103     1844    215700                                       0        0
ISHARES TR                      BARCLYS 20+ YR  464287432     6260     50000                                       0        0
IVANHOE MINES LTD               COM             46579N103      493     50000                                       0        0
IVANHOE MINES LTD               RIGHT 07/19/201 46579N152       45     50000                                       0        0
JPMORGAN CHASE & CO             *W EXP 10/28/20 46634E114      440     45000                                       0        0
LIBERTY MEDIA CORPORATION       LIB CAP COM A   530322106     1572     17878                                       0        0
MAG SILVER CORP                 COM             55903Q104     3857    437900                                       0        0
MAGNUM HUNTER RES CORP DEL      COM             55973B102     1254    300000                                       0        0
MAYS J W INC                    COM             578473100     1010     54620                                       0        0
MMODAL INC                      COM             60689B107     1021     78639                                       0        0
MOUNTAIN PROV DIAMONDS INC      COM NEW         62426E402     5626   1375738                                       0        0
NANOSPHERE INC                  COM             63009F105       35     16000                                       0        0
NAPCO SEC TECHNOLOGIES INC      COM             630402105      786    267186                                       0        0
NAUGATUCK VY FINL CORP MD       COM             63906P107     2400    320370                                       0        0
NOVACOPPER INC                  COM             66988K102       67     33333                                       0        0
OBA FINL SVCS INC               COM             67424G101     2834    190842                                       0        0
OCEAN SHORE HLDG CO NEW         COM             67501R103     1265    100000                                       0        0
OCONEE FED FINL CORP            COM             675607105      149     11451                                       0        0
ORBCOMM INC                     COM             68555P100      150     45974                                       0        0
PNC FINL SVCS GROUP INC         *W EXP 12/31/20 693475121      992     92300                                       0        0
PACIFIC PREMIER BANCORP         COM             69478X105     1224    145673                                       0        0
PEOPLES FED BANCSHARES INC      COM             711037101      562     33625                                       0        0
PLATINUM GROUP METALS LTD       COM NEW         72765Q205      264    316000                                       0        0
POLYMET MINING CORP             COM             731916102      149    178400                                       0        0
PROVIDENT FINL HLDGS INC        COM             743868101     7773    674192                                       0        0
RED LION HOTELS CORP            COM             756764106     8547    988093                                       0        0
REIS INC                        COM             75936P105     1875    195209                                       0        0
ROUSE PPTYS INC                 COM             779287101      271     20000                                       0        0
SCHOOL SPECIALTY INC            COM             807863105      620    190300                                       0        0
SEALED AIR CORP NEW             COM             81211K100      309     20000                                       0        0
SONDE RES CORP                  COM             835426107     1344    763486                                       0        0
SOUTHERN MO BANCORP INC         COM             843380106     4010    186489                                       0        0
STANDARD FINL CORP MD           COM             853393106     3856    239508                                       0        0
SWISHER HYGIENE INC             COM             870808102      485    191700                                       0        0
U S ENERGY CORP WYO             COM             911805109      750    317970                                       0        0
VICON INDS INC                  COM             925811101      280     88196                                       0        0
VISHAY PRECISION GROUP INC      COM             92835K103     2581    185000                                       0        0
WAYNE SVGS BANCSHARES INC NE    COM             94624Q101      589     68913                                       0        0
WELLS FARGO & CO NEW            *W EXP 10/28/20 949746119     1101    125000                                       0        0
WILLIS LEASE FINANCE CORP       COM             970646105      483     39169                                       0        0
WINTHROP RLTY TR                SH BEN INT NEW  976391300     1091     89732                                       0        0
WOLVERINE BANCORP INC           COM             977880103     1662    100700                                       0        0
YAHOO INC                       COM             984332106      792     50000                                       0        0
ZAZA ENERGY CORP                COM             98919T100      289     63871                                       0        0